Variable Interest Entities - Summary of Sale and Leaseback Arrangement (Details) - COSCO Shipping Agreement - Golar Crystal - Variable Interest Entity, Primary Beneficiary $ in Millions	6 Months Ended
Jun. 30, 2017 USD ($)
Variable Interest Entity [Line Items]
Sales value	$ 187.0
First repurchase option	97.3
Repurchase obligation at end of lease term	$ 50.6